24. PROVISIONS	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
PROVISION
24.	PROVISIONS

Balance breakdown

	Type	2020	2019
	Labor
(i)	Overtime	659,318	855,722
(ii)	Indemnities	222,153	299,096
(iii)	Sundry premiums	253,173	221,743
(iv)	Stability/reintegration	194,122	215,449
(v)	Additional post-retirement benefits	103,274	108,827
(vi)	Salary differences and related effects	88,102	101,573
(vii)	Lawyer/expert fees	87,143	51,193
(viii)	Severance pay	31,394	38,261
(ix)	Labor fines	28,420	30,399
(x)	Employment relationship	20,636	18,758
(xi)	Severance Pay Fund (FGTS)	15,977	13,306
(xii)	Joint liability	5,465	3,100
(xiii)	Other claims	87,443	93,605
	Total	1,796,620	2,051,032

	Tax
(i)	State VAT (ICMS)	781,249	746,481
(ii)	Tax on services (ISS)	71,394	69,208
(iii)	INSS (joint liability, fees, and severance pay)	36,927	23,847
(iv)	Real Estate Tax (IPTU)	150,223	150,223
(v)	Other claims	185,624	61,189
	Total	1,225,417	1,050,948

	Civil
(i)	ANATEL	1,264,321	570,283
(ii)	Corporate	338,932	397,946
(iii)	Small claims courts	97,973	118,910
(iv)	Other claims	1,087,200	1,062,561
	Total	2,788,426	2,149,700

	Total provisions	5,810,463	5,251,680
	Current	781,942	547,996
	Non-current	5,028,521	4,703,684

Pursuant to the laws applicable to labor, tax, and civil lawsuits, amounts disputed in lawsuits are adjusted for inflation on a monthly basis using the relevant adjustment indices, including the General Market Price Index (IGPM), Benchmark Rate (TR) and SELIC.

Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at January 1, 2019	1,457,181	650,083	2,931,456	5,038,720
Monetary corrections (i)	485,049	60,688	1,074,641	1,620,378
Additions/(reversals) (i)	316,182	1,002,827	(1,102,571)	216,438
Write-offs for payment/terminations	(207,380)	(666,563)	(753,826)	(1,627,769)
Reclassified from held-for-sale assets		3,913		3,913
Balance at December 31, 2019	2,051,032	1,050,948	2,149,700	5,251,680
Monetary corrections	107,884	177,360	605,995	891,239
Additions/(reversals)	(25,432)	(7,188)	614,767	582,147
Write-offs for payment/terminations	(333,731)	21,721	(539,962)	(851,972)
Foreign exchange differences abroad		1,301		1,301
Transfer to held for sale	(3,133)	(18,725)	(42,074)	(63,932)
Balance at December 31, 2020	1,796,620	1,225,417	2,788,426	5,810,463

(i)	The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.

Breakdown of contingent liabilities, per nature

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2020	2019
Labor	299,178	797,927
Tax	28,419,340	28,416,097
Civil	2,464,987	1,667,900
Total	31,183,505	30,881,924

Summary of the main matters related to the recognized provisions and contingent liabilities

Provisions

Labor

The Company is a party to a large number of labor lawsuits and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel.

(i)	Overtime - refers to the claim for payment of salary and premiums by alleged overtime hours;

(ii)	Indemnities - refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;

(iii)	Sundry premiums - refer to claims of hazardous duty premium, based on Article 193 of the Brazilian Labor Code (CLT), due to the alleged risk from employees’ contact with the electric power grid, health hazard premium, pager pay, and transfer premium;

(iv)	Stability/reintegration - claim due to alleged noncompliance with an employee’s special condition which prohibited termination of the employment contract without cause;

(v)	Supplementary retirement benefits - differences allegedly due on the benefit salary referring to payroll amounts;

(vi)	Salary differences and related effects - refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee’s salary;

(vii)	Lawyers/expert fees - installments payable to the plaintiffs’ lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;

(viii)	Severance pay - claims of amounts which were allegedly unpaid or underpaid upon severance;

(ix)	Labor fines - amounts arising from delays or nonpayment of certain amounts provided for in the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;

(x)	Employment relationship - lawsuits filed by outsourced companies’ former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;

(xi)	Supplement to FGTS fine - arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects. The Company filed a lawsuit against Caixa Econômica Federal to assure the reimbursement of all amounts paid for this purpose;

(xii)	Joint liability - refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter’s labor rights by their direct employers;

(xiii)	Other claims - refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.

Tax

The provisions for tax lawsuits are calculated individually taking into consideration Management and the legal counsel’s risk assessment. These contingencies are not included in the Judicial Reorganization Plan.

(i)	ICMS - Refers to the provision considered sufficient by management to cover the various tax assessments related to: (a) levy of ICMS and not ISS on certain revenue; (b) claim and offset of credits on the purchase of goods and other inputs, including those necessary for network maintenance; and (c) tax assessments related to alleged noncompliance with accessory obligations.

(ii)	ISS - the Company and TMAR have provisions for tax assessment notices challenged because of the levy of ISS on several value added, technical, and administrative services, and equipment leases.

(iii)	INSS - Provision related basically to probable losses on lawsuits discussing joint liability and indemnities.

(iv)	IPTU – Provision related to entries that refer to the collection of IPTU (municipal property tax) levied by several different municipalities where the Company owns properties.

(v)	Other claims - Refer basically to provisions to cover several tax assessments related to the collection of income tax and social contribution collection.

Civil

(i)	ANATEL – On June 30, 2016 the Company was a party to noncompliance administrative proceedings and lawsuits filed by ANATEL and the Federal Attorney General’s Office (AGU) totaling an estimate R$14.5 billion, which were included in the JRP as electable for payment as provided for in this Plan. On this date, R$8.4 billion in liquid proceedings and R$6.1 billion in illiquid proceedings. With regard to the proceedings included in the JRP and taking into consideration the decision that granted the judicial reorganization on February 5, 2018, the Company revised the criteria used to calculate the provision for these regulatory contingencies to start considering the estimate of discounted future cash flows associated to each one of the payment methods provided for in the JRP for this type of claims.

In light of the Amendment to the JRP, approved at the CGM held on September 8, 2020 and ratified by a court decision issued on October 5, 2020, the claims of Regulatory Agencies will be paid as provided for by Law 13988/2020. This law allows the negotiation of all the claims resulting from PADOS recognized as enforceable debt, to be payable in 84 installments, at a 50% discount of statutory fines, and with a six-month grace period. As such, the Company has once again reviewed the criteria for recognizing regulatory contingencies arising from PADOS not recognized as enforceable debt, taking into account the historical success rate for proceedings with imposed fines and individual assessment of risk and the amount for each case of noncompliance in proceedings still without a lower court decision. As at December 31, 2020, this provision totals R$1,264 million.

The Company disagrees and is challenging some of the alleged noncompliance events, and is also challenging the unfairness and unreasonableness of the amount of imposed fines in light of the pinpointed noncompliance event and has kept in balance sheet the amount it deems a probable loss.

(ii)	Corporate – Financial Participation Agreements: these agreements were governed by Administrative Rules 415/1972, 1181/1974, 1361/1976, 881/1990, 86/1991, and 1028/1996. When they entered into a financial participation agreement to acquire a telephone line, subscribers became holders of a financial interest in the concessionaire after paying in a certain amount, initially recorded as capitalizable funds and subsequently recorded in the concessionaire’s equity, after a capital increase was approved by the shareholders’ meeting, thus generating the issuance of shares. The lawsuits filed against the former CRT - Companhia Riograndense de Telecomunicações, a company merged by the Company, and other local carriers members of the Telebrás system, challenge the way shares were granted to subscribers based on said financial participation agreements.

The Company used to recognize a provision for the risk of unfavorable outcome in these lawsuits based on certain legal doctrine. In 2009 the Superior Court of Justice issued an Abstract—ruling that summarizes the majority understanding of a court on given matter—that led the Company to revise its assessment of the amount and the level of risk attributed to the lawsuits that discuss the matter. The Company, considering obviously the peculiarities of each decision and based on the assessment made by its legal department and outside legal counsel, changed its estimate on the likelihood of an unfavorable outcome from possible to probable. In 2009, the Company’s management, based on the opinions of its legal department and outside legal counsel, revised the measurement criteria of the provision for contingencies related to the financial interest agreements. Said revision contemplated additional considerations regarding the dates and the arguments of the final and unappealable decisions on ongoing lawsuits, as well as the use of statistical criteria to estimate the amount of the provision for those lawsuits. Based on a methodology prepared with the support of its in-house and outside consultants, currently the Company provides for the lawsuits discussing this matter taking into consideration primarily, for purposes of calculating the amounts involved in the lawsuits within or the lawsuits out of the statute of limitations period, the following variables: (i) the number of lawsuits without payment; (ii) the average amount of historic losses; (iii) the average number of court settlements; and (iv) the effects of paying these contingencies as part of the judicial reorganization ratified on January 8, 2018. Specifically for the lawsuits for which settlements were reached in the mediation of illiquid amounts, the amount is considered settled.

At the end of 2010, the Superior Court of Justice set compensation criteria to be followed by the Company to the benefit of the shareholders of the former CRT for those cases new shares, possibly due, could not be issued because of the sentence issued. The criteria must be based on (i) the definition of the number of shares that each claimant would be entitled, measuring the capital invested at the book value of the share reported in CRT’s monthly trial balance on the date it was paid-in, (ii) after said number of shares is determined, it must be multiplied by its quotation on the stock exchange at the closing of the trading day the final and unappealable decision is issued, when the claimant becomes entitled to sell or disposed of the shares, and (iii) the result obtain must be adjusted for inflation (IPC/INPC) from the trading day of the date of the final and unappealable decision, plus legal interest since notification. In the case of succession, the benchmark amount will be the stock market price of the successor company.

Based on the new profile and history of the termination of the judicial processes, in the context of the JRP, and, using the loss risk assessment, Management adjusted the estimate of the provisioning made in 2019. In addition, there may be significant changes in the items above, mainly regarding the market price of Company shares.

(iii)	Small claims courts - claims filed by customers for which the individual indemnification compensation amounts do not exceed the equivalent of forty (40) minimum wages; and

The Company is a party to a large number of lawsuits filed in small claims courts and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel and the impacts of the Judicial Reorganization Plan ratified on January 8, 2018.

(iv)	Other claims - refer to several of ongoing lawsuits discussing contract terminations, certain agencies requesting the reopening of customer service centers, compensation claimed by former suppliers and building contractors, in lawsuits filed by equipment vendors against Company subsidiaries, revision of contractual terms and conditions due to changes introduced by a plan to stabilize the economy, and litigation mainly involving discussions on the breach of contracts.

The provisions for these contingencies are calculated individually taking into consideration Management and the legal counsel’s risk assessment.

Contingent liabilities

The Company and its subsidiaries are also parties to several lawsuits in which the likelihood of an unfavorable outcome is classified as possible, in the opinion of their legal counsel, and for which no provision for contingent liabilities has been recognized.

The main contingencies classified with possible likelihood of an unfavorable outcome, according to the Company´s management’s opinion, based on its legal counsel’s assessment, are summarized below:

Labor

Refer to several lawsuits claiming, but not limited to, the payment of salary differences, overtime, hazardous duty and health hazard premium, and joint liability, which total approximately R$299,178 (R$797,927 in 2019).

Tax

The main ongoing lawsuits have the following matters:

(i)	ICMS - it refers to discussions concerning the levy of this tax on certain activities and/or the provision of certain services, such as, for example, the levy of ICMS on noncore activities, supplemental services, services provided to tax-exempt customers, subscriptions minimum contract period, or even the disallowance of tax credits because some States qualify them as undue, including, but not limited to, tax credits of capital assets, different calculation of the tax credit ratio (CIAP), totaling approximately R$13,464,237 (R$13,470,008 in 2019);

(ii)	ISS – alleged levy of this tax on subsidiary telecommunications services and discussion regarding the classification of the services taxed by the cities listed in Supplementary Law 116/2003, amounting approximately to R$2,761,531 (R$3,286,248 in 2019);

(iii)	INSS – tax assessments to add amounts to the contribution salary allegedly due by the Company, amounting approximately to R$626,090 (R$695,249 in 2018); and

(iv)	Federal taxes - several tax assessment notifications regarding basically the disallowances made on the calculation of taxes, errors in the completion of tax returns, transfer of PIS and COFINS and FUST related to changes in the interpretation of these taxes tax bases by ANATEL. These lawsuits amount approximately to R$11,567,482 (R$11,010,038 in 2019).

Civil

The risk classification is based in the procedural stage, the evidences linked to the cases, and the assessment of the in-house and outside counsel (when necessary). The lawsuits that do not have any decision that indicates a high likelihood of loss or gain and/or are still subject to review by higher courts, regardless of their subject matter, may have their risk classified as possible and may therefore be subject to information disclosed in notes to the consolidated financial statements. These lawsuits total approximately R$2,464,987 (R$1,667,900 in 2019).

Fenapas civil action filed with the 5th Corporate Court of Rio de Janeiro, against, in addition to SISTEL, the Company and other operators, aiming at the annulment of the spin-off of the PBS pension plan, alleging, in brief “the breakdown of the Fundação Sistel supplementary pension fund scheme”, which resulted in several specific PBS mirror plans, and the corresponding allocations of funds from the technical surplus and the tax contingency existing at the time of the spin-off. The amount involved cannot be estimated and it is not possible to settle the claims because they are unenforceable since this would require handing back the spun off net assets of Sistel related to telecommunications operators belonging to the former Telebrás system.

Guarantees

The Company has bank guarantee letters and guarantee insurance granted by several financial institutions and insurers to guarantee commitments arising from lawsuits, contractual obligations, and biddings with ANATEL. The adjusted amount of contracted bonds and guarantee insurances, effective at December 31, 2020 corresponds to R$11,705,924 (R$11,909,901 in 2019. The commission charges on these contracts are based on market rates.